UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-05245

Dreyfus Strategic Municipals, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	09/30
Date of reporting period:	06/30/16

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Municipals, Inc.
June 30, 2016 (Unaudited)

	Coupon Maturity		Principal
Long-Term Municipal Investments - 147.4%	Rate (%)	Date	Amount ($)		Value ($)
Alabama - 3.7%
Birmingham Special Care Facilities
Financing Authority,
Improvement Revenue (Methodist
Home for the Aging)	5.75	6/1/45	4,000,000		4,326,480
Jefferson County,
Limited Obligation School Warrants	5.25	1/1/17	4,520,000		4,546,397
Jefferson County,
Limited Obligation School Warrants	5.00	1/1/24	2,000,000		2,011,680
Jefferson County,
Sewer Revenue Warrants	0/7.90	10/1/50	2,500,000	[a]	1,935,925
Lower Alabama Gas District,
Gas Project Revenue	5.00	9/1/46	6,000,000		8,385,720
					21,206,202
Alaska - 1.9%
Northern Tobacco Securitization
Corporation of Alaska,
Tobacco Settlement Asset-Backed
Bonds	5.00	6/1/46	11,190,000		11,078,100
Arizona - 5.4%
Arizona Housing Finance Authority,
SFMR (Mortgage-Backed Securities
Program) (Collateralized: FHLMC,
FNMA and GNMA)	5.55	12/1/41	1,180,000		1,231,448
Barclays Capital Municipal Trust Receipts
(Series 21 W),
(Salt River Project Agricultural
Improvement and Power District, Salt
River Project Electric System Revenue)
Recourse	5.00	1/1/38	17,207,871	[b,c]	18,269,212
Phoenix Industrial Development Authority,
Education Facility Revenue (BASIS
Schools Projects)	5.00	7/1/35	2,360,000	[c]	2,554,204
Phoenix Industrial Development Authority,
Education Facility Revenue (Legacy
Traditional Schools Projects)	5.00	7/1/45	2,000,000	[c]	2,127,080
Pima County Industrial Development
Authority,
Education Revenue (American Charter
Schools Foundation Project)	5.63	7/1/38	1,510,000		1,510,362
Salt Verde Financial Corporation,
Senior Gas Revenue	5.00	12/1/37	4,030,000		5,296,790
					30,989,096
California - 16.9%
Barclays Capital Municipal Trust Receipts
(Series 80 W),
(Los Angeles Department of Airports,
Senior Revenue (Los Angeles
International Airport)) Recourse	5.00	5/15/31	5,247,500	[b,c]	6,064,794

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 147.4%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
California - 16.9% (continued)
California,
GO (Various Purpose)	5.75	4/1/31	10,800,000		12,287,484
California,
GO (Various Purpose)	6.50	4/1/33	10,000,000		11,589,000
California,
GO (Various Purpose)	6.00	11/1/35	7,500,000		8,766,750
California Statewide Communities
Development Authority,
Revenue (Bentley School)	7.00	7/1/40	2,090,000		2,490,193
California Statewide Communities
Development Authority,
Revenue (Loma Linda University
Medical Center)	5.25	12/1/56	2,300,000	[c]	2,670,392
California Statewide Communities
Development Authority,
Student Housing Revenue (CHF-Irvine,
LLC-UCI East Campus Apartments,
Phase II) (Prerefunded)	5.75	5/15/18	2,000,000	[d]	2,193,140
JPMorgan Chase Putters/Drivers Trust
(Series 3851),
(California Educational Facilities
Authority, Revenue (University of
Southern California)) Non-recourse	5.25	10/1/16	10,100,000	[b,c]	11,113,838
JPMorgan Chase Putters/Drivers Trust
(Series 4361),
(Los Angeles Department of Water and
Power, Water System Revenue) Non-
recourse	5.00	7/1/20	5,000,000	[b,c]	5,997,900
RIB Floater Trust (Barclays Bank PLC)
(Series 23 U),
(The Regents of the University of
California, General Revenue) Recourse	5.00	5/15/38	10,000,000	[b,c]	12,175,900
Sacramento County,
Airport System Subordinate and
Passenger Facility Charges Grant
Revenue	6.00	7/1/35	6,250,000		6,885,875
San Buenaventura,
Revenue (Community Memorial Health
System)	7.50	12/1/41	2,000,000		2,512,500
San Francisco City and County
Redevelopment Agency Community
Facilities District Number 6,
Special Tax Revenue (Mission Bay
South Public Improvements)	5.00	8/1/23	1,000,000		1,209,970
Tobacco Securitization Authority of
Southern California,
Tobacco Settlement Asset-Backed
Bonds (San Diego County Tobacco Asset
Securitization Corporation)	5.00	6/1/37	7,300,000		7,300,584
Tuolumne Wind Project Authority,
Revenue (Tuolumne Company Project)	5.88	1/1/29	3,500,000		3,942,995
					97,201,315
Colorado - 4.5%
Colorado Educational and Cultural
Facilities Authority,
Charter School Revenue (American
Academy Project) (Prerefunded)	8.00	12/1/18	3,500,000	[d]	4,166,540

Long-Term Municipal Investments - 147.4%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Colorado - 4.5% (continued)
JPMorgan Chase Putters/Drivers Trust
(Series 4386),
(Board of Governors of the Colorado
State University, System Enterprise
Revenue) Non-recourse	5.00	3/1/20	7,500,000	[b,c]	8,854,350
RIB Floater Trust (Barclays Bank PLC)
(Series 25 U-1),
(Colorado Springs, Utilities System
Improvement Revenue) Recourse	5.00 11/15/43		9,750,000	[b,c]	11,880,570
The Plaza Metropolitan District Number 1,
Revenue	5.00	12/1/17	1,170,000	[c]	1,214,343
					26,115,803
District of Columbia - 4.2%
RIB Floater Trust (Barclays Bank PLC)
(Series 15 U),
(District of Columbia, Income Tax
Secured Revenue) Recourse	5.00	12/1/35	19,997,609	[b,c]	24,343,009
Florida - 6.9%
Cape Coral Health Facilities Authority,
Senior Housing Revenue (Gulf Care, Inc.
Project)	5.88	7/1/40	1,600,000	[c]	1,753,568
Clearwater,
Water and Sewer Revenue	5.25	12/1/39	5,000,000		5,643,750
Florida Development Finance Corporation,
Educational Facilities Revenue (Miami
Arts Charter School Project)	6.00	6/15/44	5,000,000	[c]	5,335,000
Greater Orlando Aviation Authority,
Airport Facilities Revenue	6.25	10/1/20	8,000,000		9,304,320
Miami-Dade County,
Subordinate Special Obligation Revenue	0.00	10/1/45	3,000,000	[e]	1,072,380
Mid-Bay Bridge Authority,
Springing Lien Revenue (Prerefunded)	7.25	10/1/21	6,000,000	[d]	7,862,040
Saint Johns County Industrial Development
Authority,
Revenue (Presbyterian Retirement
Communities Project)	6.00	8/1/45	6,500,000		7,538,700
Village Community Development District
Number 10,
Special Assessment Revenue	6.00	5/1/44	1,000,000		1,206,400
					39,716,158
Georgia - 5.1%
Atlanta,
Water and Wastewater Revenue
(Insured; Assured Guaranty Municipal
Corp.)	5.25	11/1/34	4,000,000		4,509,440
Atlanta,
Water and Wastewater Revenue
(Prerefunded)	6.00	11/1/19	6,000,000	[d]	7,038,300
Georgia Higher Education Facilities
Authority,
Revenue (USG Real Estate Foundation I,
LLC Project) (Insured; Assured
Guaranty Corp.) (Prerefunded)	5.63	6/15/18	5,055,000	[d]	5,541,443

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 147.4%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Georgia - 5.1% (continued)
RIB Floater Trust (Barclays Bank PLC)
(Series 20 U),
(Private Colleges and Universities
Authority, Revenue (Emory
University)) Recourse	5.00	10/1/43	10,000,000	[b,c]	12,075,700
					29,164,883
Hawaii - .9%
Hawaii Department of Budget and Finance,
Special Purpose Revenue (Hawai'i
Pacific Health Obligated Group)	5.75	7/1/40	4,415,000		5,071,775
Idaho - .9%
Power County Industrial Development
Corporation,
SWDR (FMC Corporation Project)	6.45	8/1/32	5,000,000		5,012,350
Illinois - 7.4%
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/24	5,550,000		6,473,298
Chicago,
General Airport Third Lien Revenue
(Chicago O'Hare International Airport)	5.63	1/1/35	5,000,000		5,854,350
Illinois Toll Highway Authority,
Toll Highway Senior Revenue	5.00	1/1/40	2,000,000		2,439,500
JPMorgan Chase Putters/Drivers Trust
(Series 4360),
(Greater Chicago Metropolitan Water
Reclamation District, GO Capital
Improvement Bonds) Non-recourse	5.00	12/1/19	7,500,000	[b,c]	8,727,150
Metropolitan Pier and Exposition
Authority,
Revenue (McCormick Place Expansion
Project)	5.00 12/15/28		3,000,000		3,375,930
Metropolitan Pier and Exposition
Authority,
Revenue (McCormick Place Expansion
Project)	0.00 12/15/51		12,600,000	[e]	2,726,262
Metropolitan Pier and Exposition
Authority,
Revenue (McCormick Place Expansion
Project)	5.00	6/15/52	1,500,000		1,708,245
Metropolitan Pier and Exposition
Authority,
Revenue (McCormick Place Expansion
Project)	5.00	6/15/53	3,500,000		3,985,765
Railsplitter Tobacco Settlement Authority,
Tobacco Settlement Revenue	6.00	6/1/28	5,050,000		6,095,300
University of Illinois Board of Trustees,
Auxiliary Facilities System Revenue
(University of Illinois)	5.00	4/1/44	1,000,000		1,159,880
					42,545,680
Indiana - .3%
Indiana Finance Authority,
Revenue (Marquette Project)	5.00	3/1/39	1,400,000		1,526,994

Long-Term Municipal Investments - 147.4%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Iowa - 1.7%
Iowa Finance Authority,
Midwestern Disaster Area Revenue
(Iowa Fertilizer Company Project)	5.25	12/1/25	7,375,000		7,986,166
Tobacco Settlement Authority of Iowa,
Tobacco Settlement Asset-Backed
Bonds	5.60	6/1/34	2,000,000		2,008,220
					9,994,386
Kentucky - .4%
Louisville/Jefferson County Metro
Government,
Health Facilities Revenue (Jewish
Hospital and Saint Mary's HealthCare,
Inc. Project) (Prerefunded)	6.13	2/1/18	2,300,000	[d]	2,498,996
Louisiana - 1.8%
Louisiana Local Government
Environmental Facilities and
Community Development Authority,
Revenue (Westlake Chemical
Corporation Projects)	6.75	11/1/32	7,000,000		7,530,040
Louisiana Public Facilities Authority,
Revenue (Entergy Louisiana, LLC
Project)	3.50	6/1/30	1,000,000		1,050,920
New Orleans,
Sewerage Service Revenue	5.00	6/1/40	1,500,000		1,784,910
					10,365,870
Maine - .6%
Maine Health and Higher Educational
Facilities Authority,
Revenue (Maine General Medical Center
Issue)	7.50	7/1/32	3,000,000		3,622,800
Maryland - 2.2%
JPMorgan Chase Putters/Drivers Trust
(Series 4422),
(Mayor and City Council of Baltimore,
Project Revenue (Water Projects)) Non-
recourse	5.00	7/1/21	9,000,000	[b,c]	10,834,155
Maryland Economic Development
Corporation,
Private Activity Revenue (Purple Line
Light Rail Project) (Green Bonds)	5.00	3/31/46	1,700,000		2,063,273
					12,897,428
Massachusetts - 7.1%
JPMorgan Chase Putters/Drivers Trust
(Series 3840),
(Massachusetts Development Finance
Agency, Revenue (Harvard University
Issue)) Non-recourse	5.25	8/1/18	10,000,000	[b,c]	11,863,700
JPMorgan Chase Putters/Drivers Trust
(Series 3898),
(Massachusetts, Consolidated Loan)
Non-recourse	5.00	4/1/19	8,600,000	[b,c]	10,191,602

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 147.4%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts - 7.1% (continued)
JPMorgan Chase Putters/Drivers Trust
(Series 4420),
(Massachusetts School Building
Authority, Senior Dedicated Sales Tax
Revenue) Non-recourse	5.00	5/15/21	10,000,000	[b,c]	12,038,900
Massachusetts Health and Educational
Facilities Authority,
Revenue (Suffolk University Issue)	6.25	7/1/30	5,650,000		6,469,250
					40,563,452
Michigan - 8.6%
Detroit,
Water Supply System Senior Lien
Revenue	5.00	7/1/31	3,000,000		3,371,670
Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital
Project)	6.00	7/1/35	2,930,000		2,938,731
Michigan Finance Authority,
HR (Trinity Health Credit Group)	5.00	12/1/45	4,765,000		5,819,780
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Sewage Disposal System
Revenue Second Lien Local Project
Bonds)	5.00	7/1/34	3,250,000		3,866,753
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Sewage Disposal System
Revenue Senior Lien Local Project
Bonds) (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/31	2,000,000		2,391,040
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Water Supply System
Revenue Second Lien Local Project
Bonds)	5.00	7/1/34	2,000,000		2,379,540
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Water Supply System
Revenue Senior Lien Local Project
Bonds) (Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/36	2,000,000		2,343,220
Michigan Hospital Finance Authority,
HR (Henry Ford Health System)	5.63 11/15/29		5,000,000		5,768,200
Michigan Strategic Fund,
SWDR (Genesee Power Station Project)	7.50	1/1/21	4,980,000		4,980,000
Michigan Tobacco Settlement Finance
Authority,
Tobacco Settlement Asset-Backed
Bonds	6.88	6/1/42	5,000,000		5,168,550
Michigan Tobacco Settlement Finance
Authority,
Tobacco Settlement Asset-Backed
Bonds	6.00	6/1/48	4,000,000		4,016,400

Long-Term Municipal Investments - 147.4%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Michigan - 8.6% (continued)
Royal Oak Hospital Finance Authority,
HR (William Beaumont Hospital
Obligated Group) (Prerefunded)	8.25	9/1/18	5,500,000	[d]	6,403,485
					49,447,369
Minnesota - 1.0%
Dakota County Community Development
Agency,
SFMR (Mortgage-Backed Securities
Program) (Collateralized: FHLMC,
FNMA and GNMA)	5.15	12/1/38	82,740		85,026
Dakota County Community Development
Agency,
SFMR (Mortgage-Backed Securities
Program) (Collateralized: FHLMC,
FNMA and GNMA)	5.30	12/1/39	148,354		153,490
Minneapolis,
Health Care System Revenue (Fairview
Health Services) (Insured; Assured
Guaranty Corp.)	6.50 11/15/38		4,190,000		4,705,873
Minneapolis,
Health Care System Revenue (Fairview
Health Services) (Insured; Assured
Guaranty Corp.) (Prerefunded)	6.50 11/15/18		810,000	[d]	920,921
					5,865,310
Mississippi - 2.1%
Mississippi Business Finance Corporation,
PCR (System Energy Resources, Inc.
Project)	5.88	4/1/22	5,720,000		5,902,525
Mississippi Development Bank,
Special Obligation Revenue (Magnolia
Regional Health Center Project)	6.50	10/1/31	5,000,000		6,015,400
					11,917,925
New Jersey - 3.4%
Essex County Improvement Authority,
SWDR (Covanta Project)	5.25	7/1/45	1,000,000	[c]	1,049,770
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.25	6/15/40	3,250,000		3,724,435
New Jersey Economic Development
Authority,
Special Facility Revenue (Continental
Airlines, Inc. Project)	5.25	9/15/29	3,375,000		3,799,575
New Jersey Higher Education Student
Assistance Authority,
Student Loan Revenue (Insured;
Assured Guaranty Corp.)	6.13	6/1/30	3,600,000		3,882,168
New Jersey Transportation Trust Fund
Authority,
Transportation Program Revenue	5.25	6/15/33	1,500,000		1,721,475
Tobacco Settlement Financing Corporation
of New Jersey,
Tobacco Settlement Asset-Backed
Bonds	5.00	6/1/41	5,500,000		5,414,255
					19,591,678

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 147.4%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
New Mexico - 1.4%
Farmington,
PCR (Public Service Company of New
Mexico San Juan Project)	5.90	6/1/40	7,000,000		8,007,020
New York - 10.4%
Barclays Capital Municipal Trust Receipts
(Series 29 W),
(New York City Municipal Water
Finance Authority, Water and Sewer
System General Resolution Revenue)
Recourse	5.00	6/15/39	20,000,000	[b,c]	22,391,400
Barclays Capital Municipal Trust Receipts
(Series 7 B),
(New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue) Recourse	5.50	11/1/27	5,000,000	[b,c]	6,014,900
JPMorgan Chase Putters/Drivers Trust
(Series 3857),
(New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue) Non-recourse	5.25	11/1/18	5,000,000	[b,c]	5,947,500
New York City Educational Construction
Fund,
Revenue	6.50	4/1/27	4,490,000		5,573,751
New York City Industrial Development
Agency,
PILOT Revenue (Yankee Stadium
Project) (Insured; Assured Guaranty
Corp.)	7.00	3/1/49	5,000,000		5,806,050
New York Liberty Development
Corporation,
Revenue (3 World Trade Center
Project)	5.00 11/15/44		7,000,000	[c]	8,131,060
New York Transportation Development
Corporation,
Special Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	5.00	8/1/31	500,000		548,070
Niagara Area Development Corporation,
Solid Waste Disposal Facility Revenue
(Covanta Energy Project)	5.25	11/1/42	3,000,000	[c]	3,075,720
Port Authority of New York and New
Jersey,
Special Project Bonds (JFK
International Air Terminal LLC Project)	6.00	12/1/36	2,000,000		2,371,180
					59,859,631
North Carolina - .2%
North Carolina Medical Care Commission,
Health Care Facilities First Mortgage
Revenue (Pennybryn at Maryfield)	5.00	10/1/35	1,005,000		1,118,284
Ohio - 10.7%
Buckeye Tobacco Settlement Financing
Authority,
Tobacco Settlement Asset-Backed
Bonds	6.50	6/1/47	14,690,000		15,074,437
Butler County,
Hospital Facilities Revenue (UC Health)	5.50	11/1/40	3,850,000		4,557,245

Long-Term Municipal Investments - 147.4%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Ohio - 10.7% (continued)
Canal Winchester Local School District,
School Facilities Construction and
Improvement and Advance Refunding
Bonds (GO - Unlimited Tax) (Insured;
National Public Finance Guarantee
Corp.)	0.00	12/1/29	3,955,000	[e]	2,912,699
Canal Winchester Local School District,
School Facilities Construction and
Improvement and Advance Refunding
Bonds (GO - Unlimited Tax) (Insured;
National Public Finance Guarantee
Corp.)	0.00	12/1/31	3,955,000	[e]	2,773,404
JPMorgan Chase Putters/Drivers Trust
(Series 4367),
(Hamilton County, Sewer System
Improvement Revenue (The
Metropolitan Sewer District of Greater
Cincinnati)) Non-recourse	5.00	6/1/33	17,000,000	[b,c]	20,801,880
Muskingum County,
Hospital Facilities Revenue (Genesis
HealthCare System Obligated Group
Project)	5.00	2/15/22	4,590,000		5,219,519
Ohio Air Quality Development Authority,
Air Quality Revenue (Ohio Valley
Electric Corporation Project)	5.63	10/1/19	1,900,000		2,118,652
Port of Greater Cincinnati Development
Authority,
Tax Increment Development Revenue
(Fairfax Village Red Bank Infrastructure
Project)	5.63	2/1/36	3,000,000	[c]	3,061,530
Toledo-Lucas County Port Authority,
Special Assessment Revenue (Crocker
Park Public Improvement Project)	5.38	12/1/35	5,000,000		5,007,200
					61,526,566
Oregon - .7%
Warm Springs Reservation Confederated
Tribes,
Hydroelectric Revenue (Pelton Round
Butte Project)	6.38	11/1/33	3,300,000		3,701,082
Pennsylvania - 1.3%
JPMorgan Chase Putters/Drivers Trust
(Series 3916),
(Geisinger Authority, Health System
Revenue (Geisinger Health System))
Non-recourse	5.13	6/1/35	3,000,000	[b,c]	3,420,480
Philadelphia,
GO	6.50	8/1/41	3,550,000		4,281,336
					7,701,816
Rhode Island - 1.0%
Rhode Island Health and Educational
Building Corporation,
Hospital Financing Revenue (Lifespan
Obligated Group Issue) (Insured;
Assured Guaranty Corp.)	7.00	5/15/39	5,000,000		5,820,100

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 147.4%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
South Carolina - 6.9%
Barclays Capital Municipal Trust Receipts
(Series 42 W),
(Columbia, Waterworks and Sewer
System Revenue) Recourse	5.00	2/1/40	10,000,000	[b,c]	11,355,800
JPMorgan Chase Putters/Drivers Trust
(Series 4379),
(South Carolina Public Service
Authority, Revenue Obligations (Santee
Cooper)) Non-recourse	5.13	6/1/37	15,000,000	[b,c]	17,922,300
South Carolina Public Service Authority,
Revenue Obligations (Santee Cooper)
(Prerefunded)	5.50	1/1/19	9,205,000	[d]	10,310,336
					39,588,436
Tennessee - 4.4%
Barclays Capital Municipal Trust Receipts
(Series 25 W),
(Rutherford County Health and
Educational Facilities Board, Revenue
(Ascension Health Senior Credit
Group)) Recourse	5.00 11/15/40		10,000,000	[b,c]	11,309,900
JPMorgan Chase Putters/Drivers Trust
(Series 4416),
(Metropolitan Government of Nashville
and Davidson County, Water and Sewer
Revenue) Non-recourse	5.00	7/1/21	5,000,000	[b,c]	6,055,600
Metropolitan Government of Nashville and
Davidson County Health and
Educational Facilities Board,
Revenue (The Vanderbilt University)
(Prerefunded)	5.50	10/1/19	7,000,000	[d]	8,061,480
					25,426,980
Texas - 12.6%
Barclays Capital Municipal Trust Receipts
(Series 28 W),
(Leander Independent School District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program)) Recourse	5.00	8/15/40	8,507,701	[b,c]	9,573,876
Central Texas Regional Mobility Authority,
Senior Lien Revenue	5.00	1/1/45	1,500,000		1,791,300
Clifton Higher Education Finance
Corporation,
Education Revenue (International
Leadership of Texas)	5.75	8/15/45	4,000,000		4,414,680
Clifton Higher Education Finance
Corporation,
Education Revenue (Uplift Education)	6.00	12/1/30	2,500,000		2,867,725
Clifton Higher Education Finance
Corporation,
Education Revenue (Uplift Education)	4.50	12/1/44	2,500,000		2,648,075
Dallas Area Rapid Transit,
Senior Lien Sales Tax Revenue
(Prerefunded)	5.25	12/1/18	10,000,000	[d]	11,089,600

Long-Term Municipal Investments - 147.4%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas - 12.6% (continued)
Harris County Health Facilities
Development Corporation,
HR (Memorial Hermann Healthcare
System) (Prerefunded)	7.25	12/1/18	2,000,000	[d]	2,313,720
Harris County-Houston Sports Authority,
Senior Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	0.00 11/15/50		6,500,000	[e]	1,548,170
Houston,
Combined Utility System First Lien
Revenue (Insured; Assured Guaranty
Corp.)	6.00 11/15/36		295,000		341,743
Houston,
Combined Utility System First Lien
Revenue (Insured; Assured Guaranty
Corp.) (Prerefunded)	6.00	5/15/19	4,705,000	[d]	5,408,821
JPMorgan Chase Putters/Drivers Trust
(Series 4356),
(San Antonio, Electric and Gas Systems
Junior Lien Revenue) Non-recourse	5.00	2/1/21	16,750,000	[b,c]	20,041,710
North Texas Tollway Authority,
First Tier System Revenue (Insured;
Assured Guaranty Corp.)	5.75	1/1/40	965,000		1,037,423
North Texas Tollway Authority,
First Tier System Revenue (Insured;
Assured Guaranty Corp.) (Prerefunded)	5.75	1/1/18	8,335,000	[d]	8,972,961
Texas Department of Housing and
Community Affairs,
Home Mortgage Revenue
(Collateralized: FHLMC, FNMA and
GNMA)	13.05	7/2/24	200,000	[f]	211,628
					72,261,432
Virginia - 2.4%
Barclays Capital Municipal Trust Receipts
(Series 17 W),
(Virginia Small Business Financing
Authority, Health Care Facilities
Revenue (Sentara Healthcare))
Recourse	5.00	11/1/40	10,000,000	[b,c]	11,392,100
Chesterfield County Economic
Development Authority,
Retirement Facilities First Mortgage
Revenue (Brandermill Woods Project)	5.13	1/1/43	2,100,000		2,247,210
					13,639,310
Washington - 4.2%
Barclays Capital Municipal Trust Receipts
(Series 27 B),
(King County, Sewer Revenue)
Recourse	5.00	1/1/29	3,998,716	[b,c]	4,674,296
Barclays Capital Municipal Trust Receipts
(Series 66 W),
(King County, Limited Tax GO (Payable
from Sewer Revenues)) Recourse	5.13	1/1/33	10,000,000	[b,c]	11,118,400

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 147.4%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)	Value ($)
Washington - 4.2% (continued)
Washington Health Care Facilities
Authority,
Mortgage Revenue (Highline Medical
Center) (Collateralized; FHA)
(Prerefunded)	6.25	8/1/18	5,975,000 [d]	6,669,773
Washington Higher Education Facilities
Authority,
Revenue (Seattle University Project)
(Insured; AMBAC) (Prerefunded)	5.25	11/1/17	1,500,000 [d]	1,591,590
				24,054,059
West Virginia - .3%
The County Commission of Harrison
County,
SWDR (Allegheny Energy Supply
Company, LLC Harrison Station Project)	5.50 10/15/37		1,750,000	1,825,828
Wisconsin - 1.3%
Public Finance Authority of Wisconsin,
Lease Development Revenue (KU
Campus Development Corporation -
Central District Development Project)	5.00	3/1/46	6,000,000	7,172,940
Wyoming - 1.0%
Wyoming Municipal Power Agency,
Power Supply System Revenue	5.50	1/1/33	2,360,000	2,515,076
Wyoming Municipal Power Agency,
Power Supply System Revenue	5.38	1/1/42	2,750,000	2,923,883
				5,438,959
U.S. Related - 1.6%
Guam,
LOR (Section 30)	5.75	12/1/34	2,000,000	2,279,400
Guam Housing Corporation,
SFMR (Guaranteed Mortgage-Backed
Securities Program) (Collateralized;
FHLMC)	5.75	9/1/31	965,000	1,054,446
Guam Waterworks Authority,
Water and Wastewater System Revenue	5.63	7/1/40	2,000,000	2,269,300
Puerto Rico Commonwealth,
Public Improvement GO (Insured;
Assured Guaranty Municipal Corp.)	5.00	7/1/35	3,500,000	3,566,640
				9,169,786

Total Investments (cost $740,399,250)			147.4%	847,048,808
Liabilities, Less Cash and Receivables			(22.6%)	(129,767,172)

Preferred Stock, at redemption value			(24.8%)	(142,500,000)
Net Assets Applicable to Common
Shareholders			100.0%	574,781,636

a Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
b Collateral for floating rate borrowings.
c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, these securities amounted to
$357,423,589, or 62.18% of net assets applicable to Common Shareholders.

d These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
e Security issued with a zero coupon. Income is recognized through the accretion of discount.
f Inverse floater security—the interest rate is subject to change periodically. Rate shown is the interest rate in effect at June 30, 2016.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Municipals, Inc.
June 30, 2016 (Unaudited)

The following is a summary of the inputs used as of June 30, 2016 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices Observable Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	847,048,808	-	847,048,808
Liabilities ($)
Floating Rate Notes††	-	(139,574,397)	-	(139,574,397)

† See Statement of Investments for additional detailed categorizations.
Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An inverse floater security may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity

NOTES

Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

At June 30, 2016, accumulated net unrealized appreciation on investments was $106,649,558, consisting of $106,649,558 gross unrealized appreciation.

At June 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Strategic Municipals, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 11, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 11, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    August 11, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)